Borrowings	12 Months Ended
Jun. 30, 2024
Borrowings
Borrowings

22. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2024 and 2023 was as follows:

	Book value		Fair value
	06.30.2024	06.30.2023	06.30.2024	06.30.2023
Non-convertible notes	736,402	779,654	713,830	794,980
Bank loans	42,755	102,158	42,755	102,158
Bank overdrafts	33,153	73,472	33,153	73,472
Others	10,225	18,317	10,225	18,317
Total borrowings	822,535	973,601	799,963	988,927

Non-current	475,591	592,035
Current	346,944	381,566
Total	822,535	973,601

As of June 30, 2024 and 2023, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 112,954 and ARS 148,850, respectively. These borrowings are mainly collateralized by trading properties of the Group (Note 11).

The terms of the loans include standard covenants for this type of financial operations. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group's borrowings is as follows:

	06.30.2024	06.30.2023

Capital:
Less than one year	326,280	356,956
Between 1 and 2 years	241,633	224,705
Between 2 and 3 years	134,116	260,840
Between 3 and 4 years	77,432	43,473
Between 4 and 5 years	7,283	60,909
More than 5 years	14,688	929
	801,432	947,812
Accrued interest:
Less than one year	20,664	24,610
Between 1 and 2 years	3	758
Between 2 and 3 years	-	421
Between 3 and 4 years	436	-
Between 4 and 5 years	-	-
More than 5 years	-	-
	21,103	25,789
	822,535	973,601

The following table shows a detail of evolution of borrowing during the years ended June 30, 2024 and 2023:

	06.30.2024	06.30.2023
Balance at the beginning of the year	973,601	1,132,783
Borrowings	327,411	611,252
Payment of borrowings	(319,507)	(645,674)
Collection of short term loans, net	32,549	15,545
Interests paid	(128,057)	(128,185)
Accrued interests	142,209	91,400
Currency translation adjustment and exchange differences, net	215,425	429,109
Inflation adjustment	(422,521)	(531,953)
Reclassifications and other movements	1,425	(676)
Balance at the end of the year	822,535	973,601

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2024 and 2023:

	06.30.2024
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	38,857	-	-	38,857
Brazilian Reais	-	30,430	-	30,430
US Dollar	587,559	1,304	3,793	592,656
Subtotal fixed-rate borrowings	626,416	31,734	3,793	661,943
Floating rate:
Argentine Peso	74,351	-	-	74,351
Brazilian Reais	-	86,241	-	86,241
Subtotal floating rate borrowings	74,351	86,241	-	160,592
Total borrowings	700,767	117,975	3,793	822,535

	06.30.2023
	Argentine Peso	Brazilian Reais	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	178,840	-	-	178,840
Brazilian Reais	-	40,779	-	40,779
US Dollar	627,317	7,520	6,069	640,906
Subtotal fixed-rate borrowings	806,157	48,299	6,069	860,525
Floating rate:
Argentine Peso	46,594	-	-	46,594
Brazilian Reais	-	66,482	-	66,482
Subtotal floating rate borrowings	46,594	66,482	-	113,076
Total borrowings	852,751	114,781	6,069	973,601

The following describes the debt issuances made by the Group for the years ended June 30, 2024, and 2023:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Series XXXVIII	jul-22	USD 70.57	3/3/2026	8.00%	At expiration	Semi-annually and last one bimonthly
CRESUD	Series XXXIX	aug-22	ARS 5,122.47	2/23/2024	Badlar + 1.00%	At expiration	Quarterly
CRESUD	Series XL	dec-22	USD 38.21	12/21/2026	0.00%	Biannual payments since 2025	n/a
CRESUD	Series XLI	apr-23	ARS 4,147.33	10/4/2024	Badlar + 3.00%	At expiration	Quarterly
CRESUD	Series XLII	apr-23	USD 30.05	5/4/2026	0.00%	Quarter payments since 2025	n/a
CRESUD	Series XLIII	jan-24	ARS 19,886.02	1/17/2025	Badlar + 0.00%	At expiration	Quarterly
CRESUD	Series XLIV	jan-24	USD 39.77	1/17/2027	6.00%	At expiration	Semi-annually
CRESUD	Series XLV	apr-24	USD 10.20	8/22/2026	6.00%	At expiration	Semi-annually and last one quarterly
FyO	Series II	jul-22	USD 15	7/25/2025	0.00%	At expiration	n/a
FyO	Series III	apr-23	USD 20	4/25/2026	0.00%	At expiration	n/a
IRSA	Series XIV	jul-22	USD 171.20	6/22/2028	8.75%	17.5% in jun-24 - 17.5% in jun-25 - 17.5% in jun-26 - 17.5% in jun-27 - 30% in jun-28	Semi-annually
IRSA	Series XV	jan-23	USD 61.75	3/25/2025	8.00%	At expiration	Semi-annually
IRSA	Series XVI	jan-23	USD 28.25	7/25/2025	7.00%	At expiration	Semi-annually
IRSA	Series XVII	jun-23	USD 25.00	12/7/2025	5.00%	At expiration	First one Quarterly and next Semi-annually
IRSA	Series XVIII	feb-24	USD 21.41	2/28/2027	7.00%	At expiration	Semi-annually
IRSA	Series XIX	feb-24	ARS 26,203.85	2/28/2025	Badlar + 0.99%	At expiration	Quarterly
IRSA	Series XX	jun-24	USD 23.02	6/10/2026	6.00%	At expiration	Semi-annually
IRSA	Series XXI	jun-24	ARS 17,012.71	6/10/2025	Badlar + 4.50%	At expiration	Quarterly

Series XLIII and XLIV Notes - CRESUD

On January 17, 2023, Cresud issued Notes XLIII and XLIV on the local market for a total amount of USD 64 million through the following instruments:

•

Series XLIII: Denominated and payable in Argentine pesos for ARS 19,886 million at a variable interest rate BADLAR plus 0% spread, with quarterly interests’ payments. The Capital amortization will be 100% at maturity, on January 17, 2025. The issuance price was 100.0% of the nominal value.

•	Series XLIV: Denominated in dollars for USD 39.8 million, with 6% interest rate and semiannual interests’ payments. The Capital amortization will be 100% at maturity, on January 17, 2027. The issuance price was 100.0% of the nominal value.

The funds were mainly used to refinance short-term liabilities and/or working capital, as defined in the issuance documents.

Series XLV Notes - CRESUD

On April 22, 2024, Cresud issued Notes on the local market for a total amount of USD 10.2 million through the following instrument:

•	Series XLV (blue chip swap FX): Denominated and payable in dollars for USD 10.2 million, with 6.0% interest rate and semiannual interests’ payments. The Capital amortization will be 100% at maturity, on August 22, 2026. The issuance price was 100.0%.

Series XII Notes Redemption - IRSA

On December 28, 2023, IRSA notified the holders of Series XII Notes of the early redemption of all of them for a principal amount of UVA 53,784,674 (equivalent to ARS 25,314 million at the time of redemption), which were outstanding and in circulation with maturity on March 31, 2024, in accordance with the terms and conditions detailed in the Offering Memorandum dated March 26, 2021. The redemption and payment were carried out on January 5, 2024. The redemption price was 100% of the face value of the Series XII Notes, plus accrued and unpaid interest, as of the date set for redemption.

Series XVIII and XIX Notes - IRSA

On February 28, 2024, IRSA issued Series XVIII and XIX Notes in the local market for a total amount of USD 52.6 million. Below are the main characteristics of the issuance:

•	Series XVIII: Denominated in dollars for USD 21.4 million at a fixed rate of 7.0%, with semi-annual payments. The principal will be paid at maturity on February 28, 2027. The price of issuance was 100.0% of the nominal value.

•

Series XIX: Denominated and payable in Argentina pesos for ARS 26,204 million at a variable interest rate BADLAR plus 0.99% spread, with quarterly payments. The principal will be paid at maturity on February 28, 2025. The price of issuance was 100.0% of the nominal value.

The funds will be used as defined in the issuance documents.

Series XX and XXI Notes - IRSA

On June 10, 2024, IRSA issued Series XX and XXI Notes in the local market for a total amount of USD 42.0 million. Below are the main characteristics of the issuance:

•	Series XX: Denominated in dollars for USD 23.0 million at a fixed rate of 6.0%, with semi-annual payments. The principal will be paid at maturity on June 10, 2026. The price of issuance was 100.0% of the nominal value.

•

Series XXI: Denominated and payable in Argentina pesos for ARS 17,012.7 million at a variable interest rate BADLAR plus 4.50% spread, with quarterly payments. The principal will be paid at maturity on June 10, 2025. The price of issuance was 100.0% of the nominal value.

The funds will be used as defined in the issuance documents.